CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		203 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (4,327,035)	$ (4,008,720)	$ (4,677,795)	$ (3,663,506)	$ (92,488,220)
Adjustments to reconcile net loss to net cash used by operating activities:
Common stock issued as inducement to convert convertible notes payable and accrued interest					3,351,961
Issuance of common stock to consultants for services	180,100	65,468	65,468		95,468
Depreciation and amortization	70,449	47,573	64,350	54,606	2,568,371
Amortization of debt discount	198,644	228,468	311,248	471,352	2,776,977
Gain on disposal of property and equipment					(21,663)
Gain on extinguishment of debt					(216,617)
Interest expense paid with Series B Preferred Stock in connection with conversion of notes payable					3,147
Abandoned patents					183,556
Bad debt expense	3,236
Bad debts - employee advances					255,882
Contributed technology expense					4,550,000
Consulting expense					237,836
Management unit expense					1,334,285
Expense for issuance of warrants					533,648
Expense for issuance of options	150,273	300,105	456,937	63,128	3,025,125
Amortization of deferred compensation					74,938
Penalties in connection with non-registration event					361,496
Change in warrant liability	(208,080)
Changes in operating assets and liabilities:
Grants and accounts receivable	(112,183)	(142,094)	(401,238)	(15,701)	(453,017)
Inventories	(141,467)	319,830	436,764	(251,350)	(245,608)
Prepaid expenses and other current assets	380,308	318,438	(129,219)	(432,365)	(876,860)
Other assets	(4,568)	9,442	(6,942)	9,441	(53,895)
Accounts payable and accrued expenses	(109,500)	38,989	118,748	147,948	3,224,552
Accrued interest expense					1,823,103
Deferred revenue	(269,026)	435,686	272,359		272,359
Net cash used by operating activities	(4,188,849)	(2,386,815)	(3,489,320)	(3,616,447)	(69,683,176)
Cash flows from investing activities:
Proceeds from sale of property and equipment					32,491
Purchases of property and equipment	(89,495)	(33,276)	(38,684)	(19,850)	(2,459,494)
Patent costs	(89,762)	(18,861)	(177,672)	(18,956)	(676,186)
Purchases of short-term investments	(7,346,994)				(393,607)
Proceeds from sale of short-term investments					393,607
Loan receivable					(1,632,168)
Net cash used by investing activities	(7,526,251)	(52,137)	(216,356)	(38,806)	(4,735,357)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of related issuance costs					9,579,040
Equity contributions - net of fees incurred	9,751,455	1,599,967	2,199,967	3,500,001	52,671,768
Proceeds from borrowings		1,263,000	1,843,000	700,000	13,731,881
Proceeds from subscription receivables					499,395
Proceeds from exercise of stock options	90,855	20,194	20,194	10,605	35,940
Proceeds from exercise of warrants		139,526	139,526		139,526
Net cash provided by financing activities	9,842,310	3,022,687	4,202,687	4,210,606	76,657,550
Effect of exchange rates on cash	123,183	36,915	(43,325)	(12,662)	(55,987)
Net change in cash and cash equivalents	(1,749,607)	620,650	453,686	542,691	2,183,030
Cash and cash equivalents - beginning of period	2,183,030	1,729,344	1,729,344	1,186,653
Cash and cash equivalents - end of period	433,423	2,349,994	2,183,030	1,729,344	2,183,030
Supplemental disclosure of cash flow information:
Cash paid during the period for interest					590,189
Supplemental schedule of noncash investing and financing activities:
Increase in other current assets through the issuance of convertible debt		580,000
Fair value of warrant liability upon issuance	862,920
Debt discount in connection with issuance of convertible debt		331,117	331,117	87,400	1,975,322
Fair value of shares issued as costs of raising capital	7,137	34,034	49,647	247,536	633,133
Note payable principal and interest conversion to equity	1,990,440	1,226,042	1,226,042		13,175,491
Issuance of member units
Issuance of management units in settlement of cost of raising capital					437,206
Change in fair value of management units for cost of raising capital					278,087
Issuance of common stock in exchange for stock subscribed					399,395
Costs paid from proceeds in conjunction with issuance of preferred stock	748,545				768,063
Preferred stock dividends	3,769,819	1,728,053	2,395,520	2,511,412	13,317,555
Net effect of conversion of common stock to preferred stock prior to merger					559
Leasehold Improvements
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					141,635
Loans Receivable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					1,632,168
Accounts Payable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					$ 1,614,446